PRIVATE PLACEMENT (Details Narrative) - USD ($)			12 Months Ended
	Dec. 05, 2020	Dec. 05, 2017	Dec. 31, 2020	Jun. 25, 2020
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Exercise price				$ 11.50
Private Placement [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Exercise price			$ 11.50
Warrant [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Exercise price			$ 0.01
Sponsors [Member] | Warrant [Member] | Private Placement [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of units issued in transaction		6,825,000	6,825,000
Exercise price			$ 1.00
Proceeds from issuance of warrant private placement	$ 6,825,000	$ 6,825,000